Summary of significant accounting policies- Consolidation (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Consolidated VIEs and their subsidiaries
Accounts receivable, net of allowance	¥ 32,134		¥ 32,813
Total assets	1,753,044		1,695,553		$ 255,263
Accrued expenses, accounts payable and other liabilities	275,950		271,460		40,182
Deferred revenue and customer advances	74,855		70,473
Total liabilities	630,123		613,360		$ 91,753
Revenue	868,687	$ 126,491	853,062	¥ 717,289
Net income	65,573	9,548	47,079	143,284
Net cash provided by operating activities	199,752	29,086	142,759	231,786
Net cash used in investing activities	(135,506)	(19,731)	(198,592)	(244,194)
Net cash provided by (used in) financing activities	(65,619)	$ (9,555)	(64,449)	30,082
Consolidated VIEs and their subsidiaries
Consolidated VIEs and their subsidiaries
Cash and cash equivalents and short-term investments	24,057		15,943
Investments in equity method investees and equity securities and other investments	40,597		37,647
Accounts receivable, net of allowance	19,023		22,003
Amounts due from non-VIE subsidiaries of the Company	26,863		28,377
Property and equipment, net and intangible assets, net	9,779		8,608
Others	25,207		25,927
Total assets	145,526		138,505
Amounts due to non-VIE subsidiaries of the Company	90,314		89,271
Accrued expenses, accounts payable and other liabilities	39,612		38,826
Deferred revenue and customer advances	14,051		13,570
Total liabilities	143,977		141,667
Revenue	112,270		111,498	93,029
Net income	2,442		5,944	2,557
Net cash provided by operating activities	4,378		19,932	329
Net cash used in investing activities	(2,044)		(16,710)	(18,445)
Net cash provided by (used in) financing activities	¥ 1,386		¥ (9,904)	¥ 14,463